Preferred Shares - Summary of movement in the carrying value of the Preferred Shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Beginning balance	¥ 604,741	$ 86,866	¥ 563,102	$ 80,885
Issuance	46,693	6,707	34,073	4,894
Modification of preferred shares	9,986	1,434
Accretion to redemption value	17,262	2,480	7,566	1,087
Conversion of Preferred Shares to ordinary shares (Note 17)	(678,682)	$ (97,487)
Ending balance			604,741	$ 86,866
Series Seed Preferred Shares [Member]
Beginning balance	21,651		21,651
Conversion of Preferred Shares to ordinary shares (Note 17)	(21,651)
Ending balance			21,651
Series A Preferred Stock [Member]
Beginning balance	76,166		76,166
Accretion to redemption value	3,039
Conversion of Preferred Shares to ordinary shares (Note 17)	(79,205)
Ending balance			76,166
Series B Preferred Stock [Member]
Beginning balance	376,359		376,359
Modification of preferred shares	6,956
Accretion to redemption value	7,649
Conversion of Preferred Shares to ordinary shares (Note 17)	(390,964)
Ending balance			376,359
Series C Preferred Stock [Member]
Beginning balance	130,565		88,926
Issuance	46,693		34,073
Modification of preferred shares	3,030
Accretion to redemption value	6,574		7,566
Conversion of Preferred Shares to ordinary shares (Note 17)	¥ (186,862)
Ending balance			¥ 130,565